Donations and Community Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Donations and Community Investments [Abstract]
Disclosure of Donations and Community Investments

	Years Ended December 31

(in thousands)	2024	2023

Local donations and community investments 1	$2,934	$2,649

Partner donations and community investments 2	6,024	4,612

Total donations and community investments	$8,958	$7,261

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.